COMMITMENTS AND CONTINGENCIES - Commitments for purchase obligations (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Purchase commitments
Total	¥ 16,200
Less than 1 Year	12,200
1-3 Years	4,000
Total commitments
Total	16,200
Less than 1 Year	12,200
1-3 Years	¥ 4,000